OTHER RECEIVABLES, NET	6 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 6. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Business advances to officers and staffs (A)	¥1,441,807	¥606,319	$87,894
Deposits for projects	3,259,236	1,895,762	274,816
VAT recoverable	437,095	424,668	61,561
Others	2,547,520	1,629,031	236,150
Subtotal	7,685,658	4,555,780	660,421
Less: Long term portion (B)	(1,564,381)	(620,000)	(89,877)
Allowance for credit losses	(619,444)	(1,168,576)	(169,401)
Other receivable - current portion	¥5,501,833	¥2,767,204	$401,143

(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Net recovery of provision for credit losses of other receivables was ¥344,950 for the six months ended December 31, 2021. Provision for credit losses of other receivables was ¥549,132 ($79,604) for the six months ended December 31, 2022.

Movement of allowance for credit losses is as follows:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥918,153	¥619,444	$89,797
Charge to (reversal of) credit losses	(294,644)	549,132	79,604
Less: write-off	(4,065)	—	—
Ending balance	¥619,444	¥1,168,576	$169,401